Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of financial instruments

	Assets at FVPL	Assets at amortized cost	Total
Financial assets
December 31, 2021
Cash and cash equivalents	—	211,143	211,143
Financial investments	—	1,014,056	1,014,056
Trade receivables	—	593,263	593,263
Derivative financial assets	861	—	861
Related parties	—	11,390	11,390
Investments and interests in other entities	9,803	—	9,803
Other assets (Instituto Arco)	—	1,373	1,373
	10,664	1,831,225	1,841,889

	Assets at FVPL	Assets at amortized cost	Total
December 31, 2020
Cash and cash equivalents	—	424,410	424,410
Financial investments	17,645	705,349	722,994
Trade receivables	—	415,282	415,282
Related parties	—	20,478	20,478
Other assets	9,654	—	9,654
	27,299	1,565,519	1,592,818

		Liabilities at
	Liabilities at FVPL	amortized cost	Total
Financial liabilities
December 31, 2021
Trade payables	—	103,292	103,292
Derivative financial liabilities	223,561	—	223,561
Accounts payable to selling shareholders (a)	867,264	801,522	1,668,786
Leases liabilities	—	43,118	43,118
Loans and financing	—	1,831,327	1,831,327
	1,090,825	2,779,259	3,870,084
December 31, 2020
Trade payables	—	40,925	40,925
Accounts payable to selling shareholders (a)	861,385	925,130	1,786,515
Leases liabilities	—	35,220	35,220
Loans and financing	—	311,119	311,119
	861,385	1,312,394	2,173,779
(a)	The Company measures at fair value through profit or loss the contingent consideration arising from business combinations in accordance with IFRS 3.

Summary of fair value hierarchy of financial assets and liabilities

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2021	2020
Financial assets
Financial investments	Level 2	—	17,645
Derivative financial assets	Level 2	861	—
Investments at fair value	Level 1	9,803	9,654

Financial liabilities
Derivative financial iliabilities	Level 3	223,561	—
Accounts payable to selling shareholders	Level 3	867,264	861,385

Summary of fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2021, 2020 and 2019

	Financial instruments	Financial instruments	Accounts payable to
Recurring fair value measurements	Assets	liabilities	selling shareholders
Balance as of December 31, 2018	26,630	(25,097)	(174,410)
Acquisition of Nave à Vela	—	—	(58,194)
Payment of acquisition of Nave à Vela	—	—	21,098
Changes in accounts payable to selling shareholders	—	—	(89,403)
Interest expense	—	—	(35,127)
Deferred revenue in Escola de Aplicação São José dos Campos Ltda.	—	54	—
Fair value held in step acquisitions	—	—	7,368
Gains (loss) recognized in statement of income	9,316	(8,897)	—
Balance as of December 31, 2019	35,946	(33,940)	(328,668)
Acquisitions	—	—	(478,209)
Payment	—	—	9,520
Changes in accounts payable to selling shareholders	—	—	(20,314)
Interest expense	—	—	(43,714)
Gains (loss) recognized in statement of income	(35,946)	33,940	—
Balance as of December 31, 2020	—	—	(861,385)
Acquisitions	—	—	(33,411)
Derivative liabilities	—	(185,409)	—
Payment	—	—	119,950
Changes in accounts payable to selling shareholders	—	—	(87,706)
Changes in fair value of derivatives	—	(38,152)	—
Interest expense	—	—	(71,664)
Finalization of price allocation (Note 14.b)	—	—	66,952
Balance as of December 31, 2021	—	(223,561)	(867,264)